Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(a)
... USD 316 $ 324,324
ATI, Inc., 4.88%, 10/01/29 ............. 167 162,504
Bombardier, Inc., 7.50%, 02/01/29
(a)
....... 469 487,074
BWX Technologies, Inc., 4.13%, 04/15/29
(a) (b)
.. 242 232,352
Spirit AeroSystems, Inc., 9.38%, 11/30/29
(a)
... 518 547,871
TransDigm, Inc.
4.63% , 01/15/29 ................... 676 660,820
6.38% , 03/01/29
(a)
.................. 1,579 1,616,324
4.88% , 05/01/29
(b)
.................. 429 420,848
4,452,117
Automobile Components — 1.8%
Allison Transmission, Inc., 5.88%, 06/01/29
(a)
.. 284 285,144
American Axle & Manufacturing, Inc., 5.00%,
10/01/29
(b)
...................... 363 329,496
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(a) (b)
..................... 391 311,104
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29
(b)
...................... 482 467,595
Icahn Enterprises LP
9.75% , 01/15/29
(b)
.................. 408 412,543
4.38% , 02/01/29 ................... 419 359,994
10.00% , 11/15/29
(a)
................. 298 301,761
IHO Verwaltungs GmbH, 6.37%, (6.37% Cash or
7.13% PIK), 05/15/29
(a) (c)
............. 210 210,088
Patrick Industries, Inc., 4.75%, 05/01/29
(a)
.... 197 191,070
Phinia, Inc., 6.75%, 04/15/29
(a)
........... 326 335,537
Real Hero Merger Sub 2, Inc., 6.25%,
02/01/29
(a) (b)
..................... 358 246,193
3,450,525
Automobiles — 0.7%
(a)
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29
(b)
...................... 597 569,128
Jaguar Land Rover Automotive plc, 5.50%,
07/15/29 ....................... 245 244,041
Nissan Motor Acceptance Co. LLC, 5.55%,
09/13/29 ....................... 165 160,902
Thor Industries, Inc., 4.00%, 10/15/29
(b)
..... 263 246,632
1,220,703
Beverages — 0.4%
Primo Water Holdings, Inc.
(a)
6.25% , 04/01/29 ................... 407 407,930
4.38% , 04/30/29 ................... 448 431,344
839,274
Broadline Retail — 1.3%
(a)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 478 448,836
Match Group Holdings II LLC, 5.63%, 02/15/29 . 212 211,201
Rakuten Group, Inc., 9.75%, 04/15/29 ...... 1,140 1,253,470
Wayfair LLC, 7.25%, 10/31/29 ........... 455 462,821
2,376,328
Building Products — 0.2%
Cornerstone Building Brands, Inc.
(a)
6.13% , 01/15/29 ................... 192 141,157
9.50% , 08/15/29 ................... 288 264,446
405,603
Capital Markets — 0.7%
(a)
Aretec Group, Inc., 7.50%, 04/01/29 ....... 265 264,991
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 .................. 597 554,484
Hightower Holding LLC, 6.75%, 04/15/29 .... 153 152,254
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Jane Street Group, 4.50%, 11/15/29 ....... USD 332 $ 318,071
1,289,800
Chemicals — 3.3%
Axalta Coating Systems LLC, 3.38%, 02/15/29
(a)
382 357,866
Celanese US Holdings LLC, 6.83%, 07/15/29
(b) (d)
445 462,055
Chemours Co. (The), 4.63%, 11/15/29
(a)
..... 383 324,559
Huntsman International LLC, 4.50%, 05/01/29 . 420 399,307
INEOS Finance plc, 7.50%, 04/15/29
(a)
...... 436 434,453
INEOS Quattro Finance 2 plc, 9.63%, 03/15/29
(a)
260 264,510
Innophos Holdings, Inc., 11.50%, 06/15/29
(a) (b)
. 266 269,201
Mativ Holdings, Inc., 8.00%, 10/01/29
(a) (b)
.... 237 213,360
Methanex Corp., 5.25%, 12/15/29
(b)
........ 415 407,685
Olin Corp., 5.63%, 08/01/29
(b)
........... 409 403,303
Olympus Water US Holding Corp., 6.25%,
10/01/29
(a)
...................... 220 210,530
Rain Carbon, Inc., 12.25%, 09/01/29
(a) (b)
..... 262 282,046
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(a)
... 405 400,291
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29
(b)
246 236,126
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(a)
...................... 390 379,129
Tronox, Inc., 4.63%, 03/15/29
(a) (b)
......... 632 490,174
WR Grace Holdings LLC, 5.63%, 08/15/29
(a)
.. 659 608,210
6,142,805
Commercial Services & Supplies — 4.0%
ACCO Brands Corp., 4.25%, 03/15/29
(a) (b)
.... 346 306,481
ADT Security Corp. (The), 4.13%, 08/01/29
(a) (b)
. 568 543,694
Allied Universal Holdco LLC, 6.00%, 06/01/29
(a)
565 549,577
APi Group DE, Inc.
(a)
4.13% , 07/15/29 ................... 202 192,680
4.75% , 10/15/29 ................... 193 186,729
Brink's Co. (The), 6.50%, 06/15/29
(a)
....... 232 237,606
Clean Harbors, Inc., 5.13%, 07/15/29
(a) (b)
..... 182 178,826
CoreCivic, Inc., 8.25%, 04/15/29 .......... 294 311,040
Deluxe Corp.
(a)
8.00% , 06/01/29
(b)
.................. 286 274,533
8.13% , 09/15/29 ................... 255 261,901
Garda World Security Corp., 6.00%, 06/01/29
(a)
311 304,516
GEO Group, Inc. (The), 8.63%, 04/15/29 .... 372 394,560
GFL Environmental, Inc.
(a)
4.75% , 06/15/29 ................... 424 414,919
4.38% , 08/15/29 ................... 311 300,761
Madison IAQ LLC, 5.88%, 06/30/29
(a)
....... 611 595,730
Pitney Bowes, Inc., 7.25%, 03/15/29
(a)
...... 209 209,793
Reworld Holding Corp., 4.88%, 12/01/29
(a)
.... 435 414,873
RR Donnelley & Sons Co.
(a)
9.50% , 08/01/29 ................... 627 641,201
10.88% , 08/01/29 .................. 285 277,824
Steelcase, Inc., 5.13%, 01/18/29
(b)
........ 277 273,294
VM Consolidated, Inc., 5.50%, 04/15/29
(a)
.... 247 242,872
Williams Scotsman, Inc., 6.63%, 06/15/29
(a)
... 316 324,105
7,437,515
Communications Equipment — 0.4%
(a)
CommScope LLC, 4.75%, 09/01/29
(b)
....... 516 501,248
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 212 196,429
697,677
Construction & Engineering — 0.7%
(a)
Arcosa, Inc., 4.38%, 04/15/29 ........... 232 223,685
ASG Finance DAC, 9.75%, 05/15/29 ....... 195 182,460
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 281 272,340
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29 ....................... 217 215,811
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(b)
...................... 217 205,744

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Tutor Perini Corp., 11.88%, 04/30/29 ....... USD 237 $ 266,269
1,366,309
Consumer Finance — 2.3%
Bread Financial Holdings, Inc., 9.75%, 03/15/29
(a)
468 502,066
Cobra AcquisitionCo LLC
(a)
6.38% , 11/01/29 ................... 232 202,404
12.25% , 11/01/29 .................. 146 151,768
Encore Capital Group, Inc., 9.25%, 04/01/29
(a)
. 300 317,433
Enova International, Inc., 9.13%, 08/01/29
(a)
... 291 304,887
GGAM Finance Ltd., 6.88%, 04/15/29
(a)
..... 261 269,065
goeasy Ltd., 7.63%, 07/01/29
(a)
.......... 341 351,187
Navient Corp., 5.50%, 03/15/29
(b)
......... 433 423,665
OneMain Finance Corp.
9.00% , 01/15/29
(b)
.................. 393 411,949
6.63% , 05/15/29 ................... 526 537,135
5.38% , 11/15/29 ................... 415 406,840
PRA Group, Inc., 5.00%, 10/01/29
(a) (b)
....... 208 192,126
PROG Holdings, Inc., 6.00%, 11/15/29
(a) (b)
.... 330 318,539
4,389,064
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., 3.50%, 03/15/29
(a)
..... 775 731,371
KeHE Distributors LLC, 9.00%, 02/15/29
(a)
.... 572 596,856
Performance Food Group, Inc., 4.25%,
08/01/29
(a)
...................... 577 554,736
US Foods, Inc., 4.75%, 02/15/29
(a)
........ 538 527,426
Walgreens Boots Alliance, Inc., 8.13%,
08/15/29
(b)
...................... 428 459,694
2,870,083
Containers & Packaging — 1.2%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(a)
................. 600 546,381
Ball Corp., 6.00%, 06/15/29 ............ 591 601,561
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(a)
...................... 287 290,377
Graphic Packaging International LLC, 3.50%,
03/01/29
(a)
...................... 207 194,521
LABL, Inc., 8.25%, 11/01/29
(a) (b)
.......... 267 211,482
Sealed Air Corp., 5.00%, 04/15/29
(a)
....... 262 258,176
TriMas Corp., 4.13%, 04/15/29
(a)
.......... 217 208,188
2,310,686
Distributors — 0.5%
(a)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 254 239,278
Gates Corp., 6.88%, 07/01/29 ........... 286 294,574
Resideo Funding, Inc., 4.00%, 09/01/29
(b)
.... 193 181,439
Velocity Vehicle Group LLC, 8.00%, 06/01/29 .. 291 294,850
1,010,141
Diversified Consumer Services — 1.3%
Belron UK Finance plc, 5.75%, 10/15/29
(a)
.... 630 636,015
Carriage Services, Inc., 4.25%, 05/15/29
(a)
... 232 217,164
Champions Financing, Inc., 8.75%, 02/15/29
(a) (b)
365 337,880
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29
(a) (b)
..................... 397 392,392
Service Corp. International, 5.13%, 06/01/29 .. 453 448,584
Sotheby's, 5.88%, 06/01/29
(a)
............ 170 154,023
StoneMor, Inc., 8.50%, 05/15/29
(a) (b)
........ 237 224,795
2,410,853
Diversified REITs — 0.3%
Uniti Group LP, 6.50%, 02/15/29
(a) (b)
........ 631 613,796
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 3.4%
Altice Financing SA, 5.75%, 08/15/29
(a)
...... USD 1,165 $ 891,869
CCO Holdings LLC
(a)
5.38% , 06/01/29 ................... 838 823,474
6.38% , 09/01/29 ................... 858 865,662
Frontier Communications Holdings LLC
6.75% , 05/01/29
(a)
.................. 577 582,658
5.88% , 11/01/29 ................... 414 417,748
Level 3 Financing, Inc.
(a)
3.63% , 01/15/29
(b)
.................. 222 188,853
4.88% , 06/15/29
(b)
.................. 375 352,549
3.75% , 07/15/29 ................... 276 231,326
11.00% , 11/15/29 .................. 787 893,530
Lumen Technologies, Inc.
(a)
4.50% , 01/15/29
(b)
.................. 194 176,156
4.13% , 04/15/29 ................... 206 200,285
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(a)
...................... 832 812,737
6,436,847
Electric Utilities — 1.5%
DPL, Inc., 4.35%, 04/15/29
(b)
............ 240 234,282
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(a)
................. 221 207,431
NRG Energy, Inc.
(a)
3.38% , 02/15/29 ................... 276 259,111
5.25% , 06/15/29 ................... 421 416,314
5.75% , 07/15/29 ................... 493 492,291
Vistra Operations Co. LLC, 4.38%, 05/01/29
(a)
. 715 692,933
XPLR Infrastructure Operating Partners LP,
7.25%, 01/15/29
(a) (b)
................ 453 462,370
2,764,732
Electrical Equipment — 0.3%
Sensata Technologies BV, 4.00%, 04/15/29
(a)
.. 545 518,005
Electronic Equipment, Instruments & Components — 0.4%
(a)
Coherent Corp., 5.00%, 12/15/29
(b)
........ 543 531,314
TTM Technologies, Inc., 4.00%, 03/01/29 .... 292 278,173
809,487
Energy Equipment & Services — 1.0%
(a)
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29 ....................... 206 215,020
Kodiak Gas Services LLC, 7.25%, 02/15/29 ... 424 434,881
Precision Drilling Corp., 6.88%, 01/15/29 .... 220 219,746
Transocean, Inc., 8.25%, 05/15/29 ........ 523 494,193
USA Compression Partners LP, 7.13%, 03/15/29 582 594,985
1,958,825
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(a) (b)
..................... 562 478,131
Banijay Entertainment SAS, 8.13%, 05/01/29
(a)
. 220 228,117
Playtika Holding Corp., 4.25%, 03/15/29
(a) (b)
... 329 301,662
Starz Capital Holdings LLC, 5.50%, 04/15/29
(a)
. 187 154,797
Warnermedia Holdings, Inc., 4.05%, 03/15/29 . 785 738,590
1,901,297
Financial Services — 2.9%
(a)
Armor Holdco, Inc., 8.50%, 11/15/29 ....... 197 189,300
CPI CG, Inc., 10.00%, 07/15/29 .......... 146 152,524
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29 ....................... 681 712,094
Jefferson Capital Holdings LLC, 9.50%, 02/15/29 227 239,668
Nationstar Mortgage Holdings, Inc., 6.50%,
08/01/29 ....................... 434 443,495
NCR Atleos Corp., 9.50%, 04/01/29 ........ 809 876,661
Paysafe Finance plc, 4.00%, 06/15/29 ...... 236 215,870

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
PennyMac Financial Services, Inc.
4.25% , 02/15/29
(b)
.................. USD 379 $ 363,285
7.88% , 12/15/29 ................... 450 474,848
PHH Escrow Issuer LLC, 9.88%, 11/01/29 .... 313 313,622
Planet Financial Group LLC, 10.50%, 12/15/29 . 343 350,206
Provident Funding Associates LP, 9.75%,
09/15/29 ....................... 287 300,549
Rocket Mortgage LLC, 3.63%, 03/01/29 ..... 409 386,453
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
...................... 435 425,686
5,444,261
Food Products — 1.0%
(a)
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(c)
.............. 382 398,265
Chobani LLC, 7.63%, 07/01/29 .......... 321 334,218
Post Holdings, Inc., 5.50%, 12/15/29 ....... 714 707,945
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 487 460,940
1,901,368
Gas Utilities — 0.4%
(a)(b)
Ferrellgas LP, 5.88%, 04/01/29 .......... 508 469,111
Superior Plus LP, 4.50%, 03/15/29 ........ 350 333,767
802,878
Ground Transportation — 1.6%
(a)
Avis Budget Car Rental LLC, 5.38%, 03/01/29 . 371 357,045
Carriage Purchaser, Inc., 7.88%, 10/15/29
(b)
... 187 172,978
Dcli Bidco LLC, 7.75%, 11/15/29 .......... 299 304,999
First Student Bidco, Inc., 4.00%, 07/31/29
(b)
... 459 433,229
Hertz Corp. (The)
(b)
12.63% , 07/15/29 .................. 745 778,731
5.00% , 12/01/29 ................... 570 401,756
NESCO Holdings II, Inc., 5.50%, 04/15/29 .... 551 537,164
2,985,902
Health Care Equipment & Supplies — 3.0%
(a)
Avantor Funding, Inc., 3.88%, 11/01/29
(b)
.... 474 446,411
Hologic, Inc., 3.25%, 02/15/29 ........... 567 536,899
Medline Borrower LP
3.88% , 04/01/29 ................... 2,600 2,479,469
6.25% , 04/01/29 ................... 843 860,942
5.25% , 10/01/29 ................... 1,436 1,409,033
5,732,754
Health Care Providers & Services — 3.1%
180 Medical, Inc., 3.88%, 10/15/29
(a)
....... 265 250,929
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(a) (b)
286 276,667
AdaptHealth LLC, 4.63%, 08/01/29
(a)
....... 323 302,724
AHP Health Partners, Inc., 5.75%, 07/15/29
(a)
.. 165 159,366
Community Health Systems, Inc.
(a)
6.00% , 01/15/29 ................... 382 363,648
6.88% , 04/15/29
(b)
.................. 728 570,534
HealthEquity, Inc., 4.50%, 10/01/29
(a)
....... 345 332,541
Kedrion SpA, 6.50%, 09/01/29
(a)
.......... 460 445,839
LifePoint Health, Inc., 5.38%, 01/15/29
(a) (b)
.... 316 296,701
Option Care Health, Inc., 4.38%, 10/31/29
(a)
... 290 277,164
Owens & Minor, Inc., 4.50%, 03/31/29
(a) (b)
.... 302 262,629
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(a) (b)
..................... 865 859,375
Tenet Healthcare Corp., 4.25%, 06/01/29 .... 814 785,263
US Acute Care Solutions LLC, 9.75%,
05/15/29
(a) (b)
..................... 583 596,105
5,779,485
Health Care REITs — 0.2%
MPT Operating Partnership LP, 4.63%,
08/01/29
(b)
...................... 528 401,372
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 1.2%
Park Intermediate Holdings LLC, 4.88%,
05/15/29
(a)
...................... USD 429 $ 412,831
Pebblebrook Hotel LP, 6.38%, 10/15/29
(a)
.... 222 222,189
RHP Hotel Properties LP, 4.50%, 02/15/29
(a)
.. 360 350,272
RLJ Lodging Trust LP, 4.00%, 09/15/29
(a) (b)
... 311 290,382
Service Properties Trust
8.38% , 06/15/29 ................... 404 419,573
4.95% , 10/01/29
(b)
.................. 250 220,349
XHR LP, 4.88%, 06/01/29
(a)
............. 316 305,357
2,220,953
Hotels, Restaurants & Leisure — 8.5%
1011778 BC ULC
(a)
3.50% , 02/15/29 ................... 438 414,984
6.13% , 06/15/29 ................... 726 741,697
5.63% , 09/15/29 ................... 331 333,484
Bloomin' Brands, Inc., 5.13%, 04/15/29
(a) (b)
... 190 177,048
Boyne USA, Inc., 4.75%, 05/15/29
(a) (b)
...... 422 409,479
Brightstar Lottery plc, 5.25%, 01/15/29
(a)
..... 441 437,619
Caesars Entertainment, Inc., 4.63%, 10/15/29
(a) (b)
706 667,475
Carnival Corp., 6.00%, 05/01/29
(a)
......... 1,170 1,180,240
Fertitta Entertainment LLC, 4.63%, 01/15/29
(a)
. 568 539,775
Genting New York LLC, 7.25%, 10/01/29
(a)
... 340 350,358
Great Canadian Gaming Corp., 8.75%,
11/15/29
(a)
...................... 333 326,233
Hilton Domestic Operating Co., Inc.
(a)
5.88% , 04/01/29 ................... 348 353,579
3.75% , 05/01/29 ................... 479 456,361
Hilton Grand Vacations Borrower LLC, 5.00%,
06/01/29
(a) (b)
..................... 503 481,256
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(a)
. 289 281,653
Light & Wonder International, Inc., 7.25%,
11/15/29
(a)
...................... 296 303,918
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(a) (b)
320 264,249
Marriott Ownership Resorts, Inc., 4.50%,
06/15/29
(a)
...................... 294 280,585
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(a) (b)
650 619,347
MGM Resorts International, 6.13%, 09/15/29
(b)
. 499 506,284
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(a)
...................... 434 418,294
NCL Corp. Ltd.
(a)
8.13% , 01/15/29 ................... 445 467,809
7.75% , 02/15/29 ................... 330 350,295
Papa John's International, Inc., 3.88%,
09/15/29
(a) (b)
..................... 245 234,882
Penn Entertainment, Inc., 4.13%, 07/01/29
(a) (b)
. 257 238,219
Premier Entertainment Sub LLC, 5.63%,
09/01/29
(a)
...................... 373 223,800
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(a)
...................... 296 312,641
Resorts World Las Vegas LLC, 4.63%, 04/16/29
(e)
580 515,400
Sabre GLBL, Inc., 10.75%, 11/15/29
(a) (b)
..... 477 491,277
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(a) (b)
..................... 414 403,827
Six Flags Entertainment Corp., 5.25%, 07/15/29
(b)
309 300,258
Studio City Finance Ltd., 5.00%, 01/15/29
(a) (b)
.. 670 628,289
TKC Holdings, Inc., 10.50%, 05/15/29
(a)
..... 366 376,056
Travel + Leisure Co., 4.50%, 12/01/29
(a) (b)
.... 384 368,711
Viking Cruises Ltd., 7.00%, 02/15/29
(a) (b)
..... 294 296,222
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(a) (b)
..................... 185 184,209
Wynn Macau Ltd., 5.13%, 12/15/29
(a) (b)
...... 569 547,293
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(a) (b)
448 444,410
15,927,516

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables — 2.1%
Ashton Woods USA LLC, 4.63%, 08/01/29
(a)
.. USD 181 $ 172,144
Beazer Homes USA, Inc., 7.25%, 10/15/29
(b)
.. 181 182,116
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(a) (b)
..................... 226 210,594
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(a)
. 437 363,373
Century Communities, Inc., 3.88%, 08/15/29
(a)
. 288 265,234
Empire Communities Corp., 9.75%, 05/01/29
(a)
. 285 290,942
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(a)
...................... 275 297,262
KB Home, 4.80%, 11/15/29
(b)
............ 150 146,312
LGI Homes, Inc., 4.00%, 07/15/29
(a) (b)
....... 192 174,923
New Home Co., Inc. (The), 9.25%, 10/01/29
(a)
. 163 169,142
Newell Brands, Inc., 6.63%, 09/15/29 ....... 274 272,417
Shea Homes LP, 4.75%, 04/01/29
(b)
........ 155 149,712
Somnigroup International, Inc., 4.00%, 04/15/29
(a)
479 455,104
STL Holding Co. LLC, 8.75%, 02/15/29
(a)
.... 159 165,370
TopBuild Corp., 3.63%, 03/15/29
(a)
........ 236 222,621
Whirlpool Corp., 4.75%, 02/26/29 ......... 427 417,072
3,954,338
Household Products — 0.2%
Energizer Holdings, Inc., 4.38%, 03/31/29
(a)
... 450 426,763
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 4.63%, 02/01/29
(a)
......... 370 363,676
TransAlta Corp., 7.75%, 11/15/29 ......... 242 251,877
615,553
Insurance — 2.2%
(a)
Acrisure LLC
8.25% , 02/01/29 ................... 553 571,226
4.25% , 02/15/29 ................... 410 391,241
8.50% , 06/15/29 ................... 300 313,362
6.00% , 08/01/29 ................... 284 276,951
Alliant Holdings Intermediate LLC, 5.88%,
11/01/29 ....................... 254 250,167
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 469 477,607
4.88% , 06/30/29 ................... 446 433,004
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 458 471,962
AssuredPartners, Inc., 5.63%, 01/15/29 ..... 325 324,251
BroadStreet Partners, Inc., 5.88%, 04/15/29 .. 414 411,154
HUB International Ltd., 5.63%, 12/01/29
(b)
.... 301 298,790
4,219,715
IT Services — 0.8%
Acuris Finance US, Inc., 9.00%, 08/01/29
(a)
... 315 321,611
Conduent Business Services LLC, 6.00%,
11/01/29
(a)
...................... 341 324,798
ION Trading Technologies SARL, 9.50%,
05/30/29
(a)
...................... 460 480,308
Newfold Digital Holdings Group, Inc., 6.00%,
02/15/29
(a)
...................... 157 94,707
Twilio, Inc., 3.63%, 03/15/29 ............ 276 261,232
1,482,656
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.,
3.75%, 03/15/29
(a)
................. 306 287,948
Machinery — 1.2%
Esab Corp., 6.25%, 04/15/29
(a)
........... 405 414,016
Hillenbrand, Inc., 6.25%, 02/15/29
(b)
........ 319 323,302
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(a)
...................... 572 590,214
Mueller Water Products, Inc., 4.00%, 06/15/29
(a) (b)
237 226,508
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(a)
...................... 306 294,608
Security
Par (000)
Par (000) Value
Machinery (continued)
Terex Corp., 5.00%, 05/15/29
(a)
.......... USD 375 $ 366,031
2,214,679
Media — 7.5%
AMC Networks, Inc.
10.25% , 01/15/29
(a)
................. 524 538,463
4.25% , 02/15/29 ................... 164 131,233
Clear Channel Outdoor Holdings, Inc., 7.50%,
06/01/29
(a) (b)
..................... 632 575,950
CMG Media Corp., 8.88%, 06/18/29
(a)
...... 355 345,626
CSC Holdings LLC
(a)
11.75% , 01/31/29 .................. 1,190 1,112,995
6.50% , 02/01/29 ................... 1,007 796,045
Discovery Communications LLC, 4.13%,
05/15/29 ....................... 385 358,639
DISH DBS Corp., 5.13%, 06/01/29 ........ 858 625,828
EchoStar Corp., 10.75%, 11/30/29 ........ 3,137 3,305,566
Gray Media, Inc., 10.50%, 07/15/29
(a) (b)
...... 725 784,602
iHeartCommunications, Inc., 9.13%, 05/01/29
(a)
425 357,188
Lamar Media Corp., 4.88%, 01/15/29 ....... 237 232,784
McGraw-Hill Education, Inc., 8.00%, 08/01/29
(a)
377 383,234
Neptune Bidco US, Inc., 9.29%, 04/15/29
(a) (b)
.. 1,514 1,465,509
Outfront Media Capital LLC, 4.25%, 01/15/29
(a)
. 311 296,336
Scripps Escrow II, Inc., 3.88%, 01/15/29
(a) (b)
... 310 275,254
Sirius XM Radio LLC, 5.50%, 07/01/29
(a) (b)
.... 748 738,596
Stagwell Global LLC, 5.63%, 08/15/29
(a)
..... 651 625,960
TEGNA, Inc., 5.00%, 09/15/29
(b)
.......... 631 606,556
Univision Communications, Inc., 4.50%,
05/01/29
(a)
...................... 622 575,663
14,132,027
Metals & Mining — 1.7%
Alcoa Nederland Holding BV, 4.13%, 03/31/29
(a)
285 271,490
Algoma Steel, Inc., 9.13%, 04/15/29
(a)
...... 223 202,129
Big River Steel LLC, 6.63%, 01/31/29
(a)
..... 422 421,827
Cleveland-Cliffs, Inc.
(a)
4.63% , 03/01/29 ................... 197 185,297
6.88% , 11/01/29
(b)
.................. 538 538,194
Coeur Mining, Inc., 5.13%, 02/15/29
(a)
...... 163 158,271
Constellium SE, 3.75%, 04/15/29
(a)
........ 290 272,227
Hudbay Minerals, Inc., 6.13%, 04/01/29
(e)
.... 303 304,687
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(a)
.. 205 211,405
SunCoke Energy, Inc., 4.88%, 06/30/29
(a)
.... 286 261,415
TMS International Corp., 6.25%, 04/15/29
(a) (b)
.. 192 182,816
United States Steel Corp., 6.88%, 03/01/29 ... 261 263,213
3,272,971
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
(a)
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(b)
................. 295 280,147
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29 285 301,566
Rithm Capital Corp., 8.00%, 04/01/29 ...... 459 469,148
Starwood Property Trust, Inc., 7.25%, 04/01/29 . 345 361,207
1,412,068
Office REITs — 0.6%
Brandywine Operating Partnership LP
8.88% , 04/12/29 ................... 332 356,599
4.55% , 10/01/29
(b)
.................. 187 175,707
Hudson Pacific Properties LP, 4.65%, 04/01/29
(b)
318 277,221
Office Properties Income Trust
(a)
9.00% , 03/31/29 ................... 172 171,274
9.00% , 09/30/29
(b)
.................. 323 239,804
1,220,605

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 9.6%
Aethon United BR LP, 7.50%, 10/01/29
(a)
..... USD 576 $ 603,328
Alliance Resource Operating Partners LP, 8.63%,
06/15/29
(a)
...................... 232 245,475
Antero Midstream Partners LP, 5.38%, 06/15/29
(a)
469 464,716
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(a)
...................... 250 249,284
Blue Racer Midstream LLC, 7.00%, 07/15/29
(a)
. 321 332,914
Buckeye Partners LP, 6.88%, 07/01/29
(a)
..... 375 385,672
California Resources Corp., 8.25%, 06/15/29
(a)
. 513 526,856
CNX Resources Corp., 6.00%, 01/15/29
(a)
.... 297 296,762
Comstock Resources, Inc.
6.75% , 03/01/29
(a)
.................. 953 943,123
Coronado Finance Pty. Ltd., 9.25%, 10/01/29
(a) (b)
227 173,264
CVR Energy, Inc., 8.50%, 01/15/29
(a)
....... 380 373,344
Delek Logistics Partners LP, 8.63%, 03/15/29
(a)
. 616 640,865
Genesis Energy LP, 8.25%, 01/15/29 ....... 365 380,431
Global Partners LP, 6.88%, 01/15/29 ....... 227 229,998
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(a)
...................... 353 359,158
Hess Midstream Operations LP, 6.50%,
06/01/29
(a)
...................... 365 375,993
Hilcorp Energy I LP, 5.75%, 02/01/29
(a)
...... 355 348,087
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(a)
450 465,302
ITT Holdings LLC, 6.50%, 08/01/29
(a)
....... 724 688,900
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(a)
...................... 289 283,127
MEG Energy Corp., 5.88%, 02/01/29
(a) (b)
..... 345 345,088
NGL Energy Operating LLC, 8.13%, 02/15/29
(a) (b)
540 534,554
Parkland Corp., 4.50%, 10/01/29
(a)
........ 459 441,975
Permian Resources Operating LLC, 5.88%,
07/01/29
(a)
...................... 390 390,027
Prairie Acquiror LP, 9.00%, 08/01/29
(a)
...... 217 224,958
Puma International Financing SA, 7.75%,
04/25/29
(a)
...................... 270 278,967
Range Resources Corp., 8.25%, 01/15/29 .... 345 354,119
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(a)
...................... 311 304,596
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(a) (b)
... 352 348,008
SM Energy Co., 6.75%, 08/01/29
(a)
........ 435 435,340
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(a)
...................... 502 510,913
Sunoco LP
7.00% , 05/01/29
(a)
.................. 465 482,877
4.50% , 05/15/29 ................... 463 447,935
Tallgrass Energy Partners LP, 7.38%, 02/15/29
(a)
475 487,146
Talos Production, Inc., 9.00%, 02/01/29
(a) (b)
... 387 396,897
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(a)
...................... 435 423,929
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(a)
...................... 690 650,907
Venture Global LNG, Inc., 9.50%, 02/01/29
(a)
.. 1,752 1,910,281
Vital Energy, Inc., 7.75%, 07/31/29
(a) (b)
...... 170 154,725
W&T Offshore, Inc., 10.75%, 02/01/29
(a)
..... 207 189,395
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(a) (b)
..................... 373 371,395
18,050,631
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp., 3.63%, 03/15/29
(a)
... 227 216,204
Magnera Corp., 4.75%, 11/15/29
(a) (b)
....... 278 245,287
Mercer International, Inc., 5.13%, 02/01/29 ... 511 411,808
873,299
Passenger Airlines — 1.4%
(a)
American Airlines, Inc.
(b)
5.75% , 04/20/29 ................... 1,717 1,716,340
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
8.50% , 05/15/29 ................... USD 600 $ 627,010
OneSky Flight LLC, 8.88%, 12/15/29 ....... 335 353,053
2,696,403
Personal Care Products — 0.1%
Edgewell Personal Care Co., 4.13%, 04/01/29
(a)
271 256,516
Pharmaceuticals — 0.9%
(a)
HLF Financing SARL LLC
(b)
12.25% , 04/15/29 .................. 462 503,885
4.88% , 06/01/29 ................... 368 308,594
Jazz Securities DAC, 4.38%, 01/15/29 ...... 830 803,064
1,615,543
Professional Services — 0.4%
(a)
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.... 215 197,479
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(b)
225 230,198
TriNet Group, Inc., 3.50%, 03/01/29 ........ 324 300,714
728,391
Real Estate Management & Development — 0.9%
Anywhere Real Estate Group LLC, 5.75%,
01/15/29
(a)
...................... 342 304,568
Howard Hughes Corp. (The), 4.13%, 02/01/29
(a)
389 371,138
Hunt Cos., Inc., 5.25%, 04/15/29
(a)
........ 360 352,742
Kennedy-Wilson, Inc., 4.75%, 03/01/29 ..... 342 320,954
Newmark Group, Inc., 7.50%, 01/12/29 ..... 265 281,303
1,630,705
Semiconductors & Semiconductor Equipment — 0.5%
(a)
ams-OSRAM AG, 12.25%, 03/30/29 ....... 420 453,800
Entegris, Inc., 3.63%, 05/01/29
(b)
......... 226 211,982
Synaptics, Inc., 4.00%, 06/15/29
(b)
......... 232 218,777
884,559
Software — 4.9%
Central Parent LLC, 8.00%, 06/15/29
(a)
...... 451 382,568
Central Parent, Inc., 7.25%, 06/15/29
(a)
...... 426 351,047
Clarivate Science Holdings Corp., 4.88%,
07/01/29
(a)
...................... 526 493,352
Cloud Software Group, Inc.
(a)
6.50% , 03/31/29 ................... 2,289 2,311,854
9.00% , 09/30/29 ................... 2,220 2,297,426
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 .. 419 392,276
Dye & Durham Ltd., 8.63%, 04/15/29
(a)
...... 313 326,159
Elastic NV, 4.13%, 07/15/29
(a)
........... 331 314,746
Ellucian Holdings, Inc., 6.50%, 12/01/29
(a)
.... 420 425,888
Helios Software Holdings, Inc., 8.75%, 05/01/29
(a)
420 428,573
NCR Voyix Corp., 5.13%, 04/15/29
(a) (b)
...... 229 224,428
Open Text Corp., 3.88%, 12/01/29
(a)
....... 508 475,476
Rocket Software, Inc., 6.50%, 02/15/29
(a)
.... 348 338,258
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(a) (b)
400 376,030
9,138,081
Specialized REITs — 1.0%
Iron Mountain, Inc.
(a)
7.00% , 02/15/29 ................... 597 613,612
4.88% , 09/15/29 ................... 562 549,636
SBA Communications Corp., 3.13%, 02/01/29
(b)
855 796,886
1,960,134
Specialty Retail — 4.6%
Arko Corp., 5.13%, 11/15/29
(a) (b)
.......... 282 231,213
Asbury Automotive Group, Inc., 4.63%,
11/15/29
(a)
...................... 464 445,336
Bath & Body Works, Inc., 7.50%, 06/15/29
(b)
... 280 286,761
Foot Locker, Inc., 4.00%, 10/01/29
(a) (b)
...... 200 188,695
Gap, Inc. (The), 3.63%, 10/01/29
(a)
........ 453 417,425

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Global Auto Holdings Ltd.
(a)
8.38% , 01/15/29 ................... USD 322 $ 299,879
11.50% , 08/15/29 .................. 306 305,043
GYP Holdings III Corp., 4.63%, 05/01/29
(a) (b)
... 177 178,906
LBM Acquisition LLC, 6.25%, 01/15/29
(a)
..... 422 370,416
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(a)
...................... 607 589,914
Lithia Motors, Inc., 3.88%, 06/01/29
(a)
....... 484 457,430
Michaels Cos., Inc. (The), 7.88%, 05/01/29
(a)
.. 670 447,713
Murphy Oil USA, Inc., 4.75%, 09/15/29 ...... 299 291,179
Park River Holdings, Inc.
(a)
5.63% , 02/01/29 ................... 247 213,386
6.75% , 08/01/29
(b)
.................. 208 181,840
Penske Automotive Group, Inc., 3.75%,
06/15/29
(b)
...................... 339 320,896
PetSmart, Inc., 7.75%, 02/15/29
(a)
......... 679 664,463
Sonic Automotive, Inc., 4.63%, 11/15/29
(a) (b)
... 365 351,029
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(a) (b)
................ 290 284,046
Staples, Inc., 10.75%, 09/01/29
(a)
......... 1,380 1,292,986
Upbound Group, Inc., 6.38%, 02/15/29
(a)
..... 245 238,845
Victoria's Secret & Co., 4.63%, 07/15/29
(a) (b)
... 360 334,816
Victra Holdings LLC, 8.75%, 09/15/29
(a) (b)
.... 287 300,692
8,692,909
Technology Hardware, Storage & Peripherals — 0.4%
(a)
Seagate Data Storage Technology Pte. Ltd.
4.09% , 06/01/29 ................... 262 250,752
8.25% , 12/15/29 ................... 281 299,514
Xerox Holdings Corp., 8.88%, 11/30/29 ..... 294 193,338
743,604
Textiles, Apparel & Luxury Goods — 0.4%
(a)
Crocs, Inc., 4.25%, 03/15/29 ............ 215 204,637
Kontoor Brands, Inc., 4.13%, 11/15/29 ...... 262 243,712
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
. 305 274,803
723,152
Trading Companies & Distributors — 1.5%
(a)
Alta Equipment Group, Inc., 9.00%, 06/01/29
(b)
. 298 283,043
BlueLinx Holdings, Inc., 6.00%, 11/15/29 ..... 201 195,658
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
...................... 220 206,417
Herc Holdings, Inc., 6.63%, 06/15/29
(b)
...... 459 470,029
Imola Merger Corp., 4.75%, 05/15/29 ....... 1,200 1,163,453
WESCO Distribution, Inc., 6.38%, 03/15/29 ... 533 546,549
2,865,149
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 08/01/29
(a)
........ 418 397,854
Wireless Telecommunication Services — 0.9%
(a)
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 1,145 1,156,194
Zegona Finance plc, 8.63%, 07/15/29 ...... 525 559,229
1,715,423
Total Long-Term Investments — 98 .3%
(Cost: $ 182,873,875 ) .............................. 185,080,637
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 20.7%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(h)
................... 38,186,210 $ 38,201,484
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 669,119 669,119
Total Short-Term Securities — 20 .7%
(Cost: $ 38,869,679 ) ............................... 38,870,603
Total Investments — 119 .0%
(Cost: $ 221,743,554 ) .............................. 223,951,240
Liabilities in Excess of Other Assets — (19.0) % ............ (35,743,198)
Net Assets — 100.0% ...............................
$ 188,208,042
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,500,288 $ 26,706,629
(a)
$ — $ (3,257) $ (2,176) $ 38,201,484 38,186,210 $ 76,817
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 95,214 573,905
(a)
— — — 669,119 669,119 20,610 —
$ (3,257) $ (2,176) $ 38,870,603 $ 97,427 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 185,080,637 $ — $ 185,080,637
Short-Term Securities
Money Market Funds ...................................... 38,870,603 — — 38,870,603
$ 38,870,603 $ 185,080,637 $ — $ 223,951,240

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
2029 Term High Yield and Income ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust